Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES [Abstract]
Operating lease commitments

Office Premises
RMB
2012	37,053,994
2013	22,414,142
2014	12,777,506
2015	6,758,654
2016	1,420,596
Thereafter	—

80,424,892